Deposits (Tables)	12 Months Ended
Dec. 31, 2012
Deposits [Abstract]
Summary of Deposits
Deposits and the weighted average interest rate at December 31, 2012 and 2011 consist of the following:

	2012		2011
	Amount	Weighted Average Interest Rate	Amount	Weighted Average Interest Rate
	(Dollars in Thousands)
Passbook savings accounts	$2,890	0.25%	$2,943	0.33%
Statement savings accounts	5,843	0.43	6,975	0.62
eSavings accounts	10,604	0.97	3,924	0.99
Certificate of deposit accounts	77,701	1.94	74,683	2.15
	$97,038	1.70%	$88,525	1.92%

Certificate of Deposit by Maturity
The amortized cost and fair value of available for sale debt securities at December 31, 2012, by contractual maturity, are shown below.  Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized Cost	Fair Value
	(In Thousands)
Due in one year or less	$--	$--
Due after one year through five years	1,747	1,826
Due after five years through ten years	500	501
	$2,247	$2,327

Summary of Deposit Related Interest Expense
A summary of interest expense for the years ended December 31, 2012 and 2011 is as follows:

	2012	2011
	(In Thousands)
Passbook savings accounts	$7	$11
Statement savings accounts	26	44
eSavings accounts	66	28
Certificate of deposit accounts	1,502	1,617
	$1,601	$1,700